UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 99.5%
AUSTRALIA 16.3%
REAL ESTATE
DIVERSIFIED 7.9%
BGP Holdings PLC (EUR)(a),(b),(c)	56,622,235	$0
Cromwell Property Group	10,217,851	10,319,170
Dexus Property Group	16,132,291	17,467,987
Goodman Group	3,863,253	19,226,248
GPT Group	4,118,811	15,909,600
Mirvac Group	9,533,572	16,079,930
		79,002,935
OFFICE 0.7%
Commonwealth Property Office Fund	6,138,019	7,093,567

RETAIL 7.7%
Charter Hall Retail REIT	1,795,196	7,308,060
Federation Centres Ltd.	6,155,910	15,125,779
Westfield Group	4,361,971	49,274,928
Westfield Retail Trust	1,523,271	4,789,582
		76,498,349
TOTAL AUSTRALIA		162,594,851

AUSTRIA 0.4%
REAL ESTATE—RETAIL
Atrium European Real Estate Ltd.	618,953	3,570,324

BERMUDA 0.4%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	437,790	4,316,609

CANADA 7.9%
REAL ESTATE
DIVERSIFIED 3.7%
Canadian Real Estate Investment Trust	250,807	11,100,342
Dundee Industrial Real Estate Investment Trust	656,746	6,995,119
Dundee Real Estate Investment Trust	328,767	11,861,309
H&R Real Estate Investment Trust	322,682	7,429,770
		37,386,540
OFFICE 3.3%
Allied Properties Real Estate Investment Trust	401,813	13,064,806

	Number of Shares	Value
Brookfield Office Properties (USD)	1,134,977	$19,487,555
		32,552,361

RESIDENTIAL 0.9%
Boardwalk REIT	153,314	9,431,109
TOTAL CANADA		79,370,010

CHINA 0.4%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	2,367,799	3,965,371

FINLAND 0.9%
REAL ESTATE—DIVERSIFIED
Sponda Oyj	1,866,561	8,804,962

FRANCE 5.2%
REAL ESTATE
DIVERSIFIED 0.6%
Gecina SA	52,394	6,079,440

RETAIL 4.6%
Klepierre	307,816	12,091,726
Unibail-Rodamco	144,278	33,604,119
		45,695,845
TOTAL FRANCE		51,775,285

GERMANY 2.2%
REAL ESTATE
RESIDENTIAL 1.5%
Deutsche Wohnen AG	839,770	15,264,200

RETAIL 0.7%
Deutsche Euroshop AG	158,726	6,420,277
TOTAL GERMANY		21,684,477

HONG KONG 19.3%
REAL ESTATE
DIVERSIFIED 12.5%
Agile Property Holdings Ltd.	4,942,000	5,882,613
Hang Lung Properties Ltd.	1,856,000	6,945,759
Henderson Land Development Co., Ltd.	323,330	2,209,668
Hysan Development Co., Ltd.	1,425,742	7,227,386
New World Development Co., Ltd.	8,452,000	14,328,838
Shimao Property Holdings Ltd.	1,000,000	1,924,625
Sino Land Co., Ltd.	6,605,645	11,198,677

	Number of Shares	Value
Sun Hung Kai Properties Ltd.	3,696,969	$49,721,234
Wharf Holdings Ltd.	2,878,900	25,719,862
		125,158,662

HOTEL 0.6%
Shangri-La Asia Ltd.	2,984,000	5,866,093

OFFICE 3.3%
Hongkong Land Holdings Ltd. (USD)	4,391,771	32,543,023

RESIDENTIAL 0.7%
Country Garden Holdings Co.(c)	14,927,441	7,384,348

RETAIL 2.2%
Link REIT	3,922,500	21,425,176
TOTAL HONG KONG		192,377,302

JAPAN 24.2%
REAL ESTATE
DIVERSIFIED 15.6%
Activia Properties	945	9,065,013
Mitsubishi Estate Co., Ltd.	2,386,600	67,210,672
Mitsui Fudosan Co., Ltd.	1,769,434	50,224,971
Sumitomo Realty & Development Co., Ltd.	535,000	20,715,727
United Urban Investment Corp.	4,876	7,945,806
		155,162,189
INDUSTRIAL 2.1%
GLP J-REIT	9,648	10,361,850
Industrial & Infrastructure Fund Investment Corp.	1,000	11,037,340
		21,399,190
OFFICE 4.5%
Japan Excellent	1,453	10,881,872
Japan Real Estate Investment Corp.	1,685	23,287,672
Nippon Building Fund	339	4,739,194
Orix JREIT	4,345	6,106,586
		45,015,324
RETAIL 2.0%
AEON Mall Co., Ltd.	214,600	6,529,074
Japan Retail Fund Investment Corp.	5,571	13,789,165
		20,318,239
TOTAL JAPAN		241,894,942

	Number of Shares	Value
MEXICO 0.5%
REAL ESTATE—DIVERSIFIED
Fibra Uno Administracion SA de CV	1,654,972	$5,460,097

NETHERLANDS 2.4%
REAL ESTATE
DIVERSIFIED 0.5%
Wereldhave NV	70,979	4,906,793

RETAIL 1.9%
Corio NV	404,401	18,866,504
TOTAL NETHERLANDS		23,773,297

NORWAY 1.2%
REAL ESTATE—OFFICE
Norwegian Property ASA	7,485,150	11,751,714

PHILIPPINES 0.5%
REAL ESTATE—RETAIL
SM Prime Holdings	10,983,083	5,140,330

SINGAPORE 7.7%
REAL ESTATE
DIVERSIFIED 1.0%
Capitaland Ltd.	3,548,000	10,097,505

HOTEL 1.3%
CDL Hospitality Trusts	2,854,000	4,716,975
City Developments Ltd.	960,000	8,769,138
		13,486,113
INDUSTRIAL 2.8%
Ascendas REIT	5,085,000	10,659,088
Global Logistic Properties Ltd.	7,971,991	16,839,292
		27,498,380
OFFICE 0.3%
Keppel REIT	2,324,000	2,548,184

RETAIL 2.3%
CapitaMall Trust	4,665,000	7,860,564
CapitaMalls Asia Ltd.	6,307,010	10,423,969
Suntec Real Estate Investment Trust	3,403,000	4,938,445
		23,222,978
TOTAL SINGAPORE		76,853,160

		Number of Shares	Value
SWEDEN 0.8%
REAL ESTATE—OFFICE
Fabege AB		794,601	$8,120,927

SWITZERLAND 0.0%
REAL ESTATE—OFFICE
PSP Swiss Property AG		357	32,530

UNITED KINGDOM 9.2%
REAL ESTATE
DIVERSIFIED 6.7%
British Land Co., PLC		593,505	4,901,289
Hammerson PLC		2,101,213	15,704,830
Helical Bar PLC		1,219,520	4,386,976
Land Securities Group PLC		2,579,527	32,492,336
Londonmetric Property PLC		4,665,423	7,514,208
St. Modwen Properties PLC		315,991	1,236,341
			66,235,980
OFFICE 2.0%
Derwent London PLC		382,781	12,516,387
Great Portland Estates PLC		1,008,199	7,596,730
			20,113,117
SELF STORAGE 0.5%
Big Yellow Group PLC		993,114	5,356,903
TOTAL UNITED KINGDOM			91,706,000

TOTAL INVESTMENTS (Identified cost—$745,794,900)	99.5%		993,192,188

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		4,743,986

NET ASSETS	100.0%		$997,936,174

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*    March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Non-income producing security.

Sector Summary	% of Net Assets

Diversified	50.3
Retail	22.3
Office	16.1
Industrial	4.9
Residential	3.1
Hotel	2.3
Self Storage	0.5
Other	0.5

100.0

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 28, 2013, there were $794,772,299 of securities transferred between Level 1 and Level 2, which resulted from not utilizing foreign equity fair value pricing procedures by the Fund as of March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock(a)	$993,192,188	$993,192,188	$—	$—	(b)

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

(b) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$745,794,900
Gross unrealized appreciation	$249,599,804
Gross unrealized depreciation	(2,202,516)
Net unrealized appreciation	$247,397,288

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013